Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss Balances, Net of Tax
The following is a summary of the accumulated other comprehensive loss balances, net of tax:

	Year ended 12/31/2018
(dollars in thousands)	Balance at 12/31/2017	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2018	Balance at 12/31/2018

Net unrealized holding loss on securities available for sale, net of tax	$(5,030)	(3,944)	-	(3,944)	(8,974)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,054	(2,727)	-	(2,727)	327
Net change in net actuarial loss and prior service cost on pension and pension and postretirement benefit plans, net of tax	170	-	(486)	(486)	(316)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	-	-	(1,346)	-	(1,346)

Accumulated other comprehensive loss, net of tax	(1,806)	(6,671)	(1,832)	(7,157)	(10,309)

	Year ended 12/31/2017
(dollars in thousands)	Balance at 12/31/2016	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2017	Balance at 12/31/2017

Net unrealized holding loss on securities available for sale, net of tax	$(6,762)	1,732		1,732	(5,030)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	42	3,012	-	3,012	3,054
Net change in net actuarial loss and prior service cost on pension and pension and postretirement benefit plans, net of tax	469	-	(299)	(299)	170

Accumulated other comprehensive loss, net of tax	(6,251)	4,744	(299)	4,445	(1,806)

	Year ended 12/31/2016
(dollars in thousands)	Balance at 12/31/2015	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2016	Balance at 12/31/2016

Net unrealized holding loss on securities available for sale, net of tax	$(4,492)	(1,869)	(401)	(2,270)	(6,762)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(758)	800	-	800	42
Net change in net actuarial loss and prior service cost on pension and pension and postretirement benefit plans, net of tax	469	-	-	-	469

Accumulated other comprehensive loss, net of tax	$(4,781)	(1,069)	(401)	(1,470)	(6,251)

Reclassifications out of Accumulated Other Comprehensive Loss
 The following represents the reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2018, 2017 and 2016:

(dollars in thousands)	December 31,
	2018	2017	2016	Affected Line Item in Financial Statements
Unrealized gains on securities available for sale:
Realized gain on securities transactions	$-	-	668	Net gain on securities transactions
Income tax expense	-	-	(267)	Income taxes
Net of tax	-	-	401

Amortization of pension and postretirement benefit items:
Amortization of net actuarial gain (loss)	556	289	90	Salaries and employee benefits
Amortization of prior service cost	100	(90)	(90)	Salaries and employee benefits
Income tax benefit	(170)	100	-	Income taxes
Net of tax	486	299	-

Total reclassifications, net of tax	$486	299	401